PENSION PLANS AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
PENSION PLANS AND POSTRETIREMENT BENEFITS
Schedule of reconciliation of the changes in the plans' benefit obligations and the fair value of plan assets

The following tables show a reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets for the years ended December 31, 2024 and 2023:

	Pension benefits		Postretirement benefits
	2024	2023	2024	2023
Change in benefit obligations
Benefit obligations at the beginning of the year	$519.1	$454.6	$19.0	$17.0
Service costs	14.2	10.2	0.4	0.4
Interest costs	24.6	23.5	0.9	0.9
Plan participants’ contributions	5.1	5.0	—	—
Actuarial (gain) loss arising from:
Financial assumptions	(4.7)	38.4	(0.3)	1.5
Participant experience	1.0	3.1	—	—
Benefits and settlements paid	(17.8)	(15.7)	(0.5)	(0.8)
Plan amendments and other	—	—	(0.2)	—
Benefit obligations at the end of the year	$541.5	$519.1	$19.3	$19.0

	Pension benefits		Postretirement benefits
	2024	2023	2024	2023
Change in plan assets
Fair value of plan assets at the beginning of the year	$572.0	$527.6	$—	$—
Actual return on plan assets	54.2	54.1	—	—
Employer contributions	—	1.7	0.5	0.8
Plan participants’ contributions	5.1	5.0	—	—
Benefits and settlements paid	(17.8)	(15.7)	(0.5)	(0.8)
Administrative fees	(1.0)	(0.7)	—	—
Transfer	(5.5)	—	—	—
Fair value of plan assets at the end of the year	$607.0	$572.0	$—	$—

Schedule of composition of plan assets	Plan assets consist of:

	2024	2023
Equity securities:
Canadian	18.9%	19.1%
Foreign	28.2	26.8
Debt securities	36.2	37.0
Other	16.7	17.1
	100.0%	100.0%

Schedule of reconciliation of funded status to the net amount recognized

The reconciliation of funded status to the net amount recognized on the consolidated balance sheets is as follows:

	Pension benefits		Postretirement benefits
	2024	2023	2024	2023
Benefit obligations	$(541.5)	$(519.1)	$(19.3)	$(19.0)
Fair value of plan assets	607.0	572.0	—	—
Plan surplus (deficit)	65.5	52.9	(19.3)	(19.0)
Asset limit and minimum funding adjustment	(63.7)	(52.1)	—	—
Net amount recognized[1]	$1.8	$0.8	$(19.3)	$(19.0)
1	The net liability recognized for 2024 is $17.5 million ($18.2 million in 2023), of which an amount of $19.3 million ($19.0 million in 2023) is included in “Other liabilities” and $1.8 million ($0.8 million in 2023) is included in “Other assets”.

Schedule of components of re-measurements

Components of re-measurements are as follows:

	Pension benefits			Postretirement benefits
	2024	2023	2022	2024	2023	2022
Actuarial gain (loss) on benefit obligations	$3.7	$(41.5)	$211.7	$0.3	$(1.5)	$21.2
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	28.0	27.1	(84.9)	—	—	—
Asset limit and minimum funding adjustment	(9.2)	22.3	(70.7)	—	—	—
Re-measurement gain (loss) recorded in other comprehensive income	$22.5	$7.9	$56.1	$0.3	$(1.5)	$21.2

Schedule of components of net benefit costs

Components of the net benefit costs are as follows:

	Pension benefits			Postretirement benefits
	2024	2023	2022	2024	2023	2022
Employee costs:
Service costs	$14.2	$10.2	$22.7	$0.4	$0.4	$0.9
Plan amendments, administrative fees and other	1.0	0.7	0.6	(0.2)	—	(2.0)
Interest on net defined benefit liability	0.8	0.1	2.0	0.9	0.9	1.1
Net benefit costs	$16.0	$11.0	$25.3	$1.1	$1.3	$—

Schedule of actuarial assumptions used in measuring the Corporation's benefit obligations and current periodic costs

The actuarial assumptions used in measuring the Corporation’s benefit obligations as of December 31, 2024, 2023 and 2022 and current periodic benefit costs are as follows:

	Pension and postretirement benefits
	2024	2023	2022
Benefit obligations
Rates as of year-end:
Discount rate	4.70%	4.60%	5.10%
Rate of compensation increase	3.10	3.00	3.00

Current periodic costs
Rates as of preceding year-end:
Discount rate	4.60%	5.10%	3.00%
Rate of compensation increase	3.00	3.00	3.00